Condensed consolidated statements of comprehensive income or loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Condensed consolidated statements of comprehensive income or loss
Profit for the period	$ 14,212	$ 6,904	$ 56,753	$ 30,296
Items that may be reclassified subsequently to profit or loss:
Effective portion of changes in fair value of cash flow hedges, net of amounts recycled to profit or loss	(296)	763	1,210	719
Recycled loss of cash flow hedges reclassified to profit or loss		4,368		4,368
Other comprehensive income/(loss) for the period	(296)	5,131	1,210	5,087
Total comprehensive income for the period	13,916	12,035	57,963	35,383
Attributable to:
Owners of the Group	(3,916)	(2,384)	16,894	6,324
Non-controlling interests	$ 17,832	$ 14,419	$ 41,069	$ 29,059